Deferred tax - Movements of Gross Deferred Tax Liabilities (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	£ 179
Ending balance	142	£ 179
Gross deferred tax liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	445	618
Acquisition of subsidiaries	8	35
(Credit)/charge to income	(26)	(172)
Disposal of subsidiaries	(34)
Exchange differences and other movements	(6)	(36)
Ending balance	387	445
Gross deferred tax liabilities | Brands and other intangibles
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	195	353
Acquisition of subsidiaries	8	35
(Credit)/charge to income	(28)	(172)
Disposal of subsidiaries	(15)
Exchange differences and other movements	0	(21)
Ending balance	160	195
Gross deferred tax liabilities | Associate earnings
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	19	36
Acquisition of subsidiaries	0	0
(Credit)/charge to income	(6)	(16)
Disposal of subsidiaries	0
Exchange differences and other movements	1	(1)
Ending balance	14	19
Gross deferred tax liabilities | Goodwill
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	181	174
Acquisition of subsidiaries	0	0
(Credit)/charge to income	8	18
Disposal of subsidiaries	(18)
Exchange differences and other movements	3	(11)
Ending balance	174	181
Gross deferred tax liabilities | Plant and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	22	24
Acquisition of subsidiaries	0	0
(Credit)/charge to income	7	0
Disposal of subsidiaries	(1)
Exchange differences and other movements	(12)	(2)
Ending balance	16	22
Gross deferred tax liabilities | Other temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	28	31
Acquisition of subsidiaries	0	0
(Credit)/charge to income	(7)	(2)
Disposal of subsidiaries	0
Exchange differences and other movements	2	(1)
Ending balance	£ 23	£ 28